Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Comprehensive Income (Loss) [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	$ 75	$ (1,130)
Foreign exchange contracts designated as a hedging instrument	3,245	(1,663)
Foreign exchange contracts not designated as a hedging instrument
Revenues [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	(607,219)	(520,817)
Foreign exchange contracts designated as a hedging instrument	914	235
Foreign exchange contracts not designated as a hedging instrument
Cost of revenues [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	347,141	301,423
Foreign exchange contracts designated as a hedging instrument	(243)	(198)
Foreign exchange contracts not designated as a hedging instrument
Research and development, net [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	88,303	84,012
Foreign exchange contracts designated as a hedging instrument	(398)	(279)
Foreign exchange contracts not designated as a hedging instrument
Selling, general and administrative [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	250,937	205,224
Foreign exchange contracts designated as a hedging instrument	(696)	(397)
Foreign exchange contracts not designated as a hedging instrument
Financial expenses (income), net [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	2,075	575
Foreign exchange contracts designated as a hedging instrument
Foreign exchange contracts not designated as a hedging instrument	$ (2,870)	$ 6,194